Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing disclosure regarding the rela-tionship between executive Compensation Actually Paid, or CAP, and the financial performance of our Company. For each year, compen-sation actually paid is the total compensation as reported in the Summary Compensation Table, modified to adjust for changes in equity awards. Due to our executive compensation program being heavily weighted towards equity awards, compensation actually paid to our executives is primarily determined by share price movement. Additionally, this disclosure does not necessarily reflect the value actually realized by our executives or how the Compensation Committee makes compensation decisions for our executive team. Please refer to our Compensation Committee Philosophy beginning on page 36 for more information regarding how the Compensation Committee determines executive compensation. We calculated compensation actually paid for our Principal Executive Officers, or PEOs, and Other NEOs for each of the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.

Principal Executive Officers

Compensation Actually Paid

Pay Versus Performance Table

									Value of initial fixed $100
									investment based on:
							Average	Average
	Summary	Summary	Summary				Summary	Compensation		Peer Group			Free Cash
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Actually Paid	Total	Total		Net Income	Flow
Fiscal	Table Total	Table Total	Table Total	Actually Paid	Actually Paid	Actually Paid	Table Total for	to Other	Shareholder	Shareholder		(in millions)	(in millions)
Year	for PEO-1 ($) (a)	for PEO-2 ($) (a)	for PEO-3 ($) (a)	to PEO-1 ($) (b)	to PEO-2 ($) (b)	to PEO-3 ($) (b)	Other NEOs ($)	NEOs ($)	Return ($) (c)	Return ($)	(c)(d)	($) (e)	($) (f)
2023	7,404,561	–	–	2,254,556	–	–	2,938,424	1,353,086	202	198		2,419	551
2022	8,227,940	–	–	15,943,728	–	–	3,756,403	5,873,256	237	191		4,936	2,302
2021	7,688,937	2,204,135	7,108,735	7,949,767	2,745,943	7,108,735	2,190,177	2,314,423	146	131		6,328	1,053
2020	–	–	10,620,155	–	–	6,784,742	3,473,533	2,386,570	–	–		(9,750)	22

(a)	Amounts shown as reported in the Summary Compensation Table for Domenic (“Nick”) Dell’Osso, Jr. (PEO-1), Michael A. Wichterich (PEO-2) and Robert D. (“Doug”) Lawler (PEO-3). Mr. Dell’Osso was promoted from Executive Vice President and Chief Financial Officer in October 2021. The largest portion of his compensation in 2021 was earned as our Executive Vice President and Chief Financial Officer; however, because he served as our principal executive officer during a portion of that year, we have included his compensation separately for that year. During 2020, Mr. Dell’Osso’s compensation is part of the average compensation of the Other NEOs.

(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of PSU and RSU awards reported in the Sum-mary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Singh, Viets and Russ for 2023, Messrs. Singh, Viets, Russ and Wichterich for 2022, Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021, and Messrs. Dell’Osso, Patterson, Webb and William M. Buergler for 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

	2023		2022		2021				2020

Reconciliation of Compensation		Average for		Average for				Average for		Average for
	PEO-1	Other NEO’s	PEO-1	Other NEO’s	PEO-1	PEO-2	PEO-3	Other NEOs	PEO-3	Other NEOs
Actually Paid	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	7,404,561	2,938,424	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177	10,620,155	3,473,533
Reported Value of Equity Awards	(5,149,927)	(1,830,657)	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)	(300,000)	(300,000)
Adjustments:
Year End Fair Value of Awards Granted in Current Year	3,765,177	1,338,419	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853	–	–
Change in Fair Value of Awards Granted in Prior Years	(4,150,649)	(1,205,564)	4,092,607	741,003	–	–	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	(207,740)	(78,623)	181,605	14,857	–	–	–	–	(408,333)	(155,474)
Prior Year End Fair Value of Awards that were Forfeited in Current Year	–	–	–	–	–	–	–	–	(3,127,080)	(631,489)
Value of Dividends Paid on Awards	593,134	191,087	1,130,981	398,663	29,715	27,059	–	4,224	–	–
Total Equity Award Adjustments	(78)	245,319	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077	(3,535,413)	(786,963)
Compensation Actually Paid	2,254,556	1,353,086	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423	6,784,742	2,386,570

(c)	Total Shareholder Return, in accordance with Item 201(e) of Regulation S-K, is calculated based on the value of an initial $100 fixed investment and assumes the rein-vestment of any issued dividends. TSR is cumulative for the measurement periods beginning on February 10, 2021 (our date of emergence) and ending on December 31 of each of 2023, 2022 and 2021.

(d)	The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index which is the same index referenced in the Common Stock Performance Graph within our Annual Report for the year ended December 31, 2023. Peer Group Total Shareholder Return is calculated on a market capitalization weighted basis according to stock market capitalization at the beginning of each period for which a return is indicated.

(e)	Represents the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for each year. We emerged from bankruptcy on February 10, 2021. Net income for the fiscal year ended December 31, 2021 represents the sum of net income derived from the period from January 1, 2021 through February 9, 2021 (the “2021 Predecessor Period”) and net income derived from the period from February 10, 2021 through December 31, 2021 (the “2021 Successor Period”).

(f)	Free Cash Flow is a non-GAAP measure and is defined as net cash provided by (used in) operating activities (GAAP) less cash capital expenditures. See Appendix A — Reconciliation of Non-GAAP Financial Measures, beginning on page 78.

Company Selected Measure Name	Free CashFlow
Named Executive Officers, Footnote
(a)	Amounts shown as reported in the Summary Compensation Table for Domenic (“Nick”) Dell’Osso, Jr. (PEO-1), Michael A. Wichterich (PEO-2) and Robert D. (“Doug”) Lawler (PEO-3). Mr. Dell’Osso was promoted from Executive Vice President and Chief Financial Officer in October 2021. The largest portion of his compensation in 2021 was earned as our Executive Vice President and Chief Financial Officer; however, because he served as our principal executive officer during a portion of that year, we have included his compensation separately for that year. During 2020, Mr. Dell’Osso’s compensation is part of the average compensation of the Other NEOs.

Peer Group Issuers, Footnote
(c)	Total Shareholder Return, in accordance with Item 201(e) of Regulation S-K, is calculated based on the value of an initial $100 fixed investment and assumes the rein-vestment of any issued dividends. TSR is cumulative for the measurement periods beginning on February 10, 2021 (our date of emergence) and ending on December 31 of each of 2023, 2022 and 2021.
(d)	The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index which is the same index referenced in the Common Stock Performance Graph within our Annual Report for the year ended December 31, 2023. Peer Group Total Shareholder Return is calculated on a market capitalization weighted basis according to stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote
(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of PSU and RSU awards reported in the Sum-mary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Singh, Viets and Russ for 2023, Messrs. Singh, Viets, Russ and Wichterich for 2022, Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021, and Messrs. Dell’Osso, Patterson, Webb and William M. Buergler for 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:
	2023		2022		2021				2020

Reconciliation of Compensation		Average for		Average for				Average for		Average for
	PEO-1	Other NEO’s	PEO-1	Other NEO’s	PEO-1	PEO-2	PEO-3	Other NEOs	PEO-3	Other NEOs
Actually Paid	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	7,404,561	2,938,424	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177	10,620,155	3,473,533
Reported Value of Equity Awards	(5,149,927)	(1,830,657)	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)	(300,000)	(300,000)
Adjustments:
Year End Fair Value of Awards Granted in Current Year	3,765,177	1,338,419	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853	–	–
Change in Fair Value of Awards Granted in Prior Years	(4,150,649)	(1,205,564)	4,092,607	741,003	–	–	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	(207,740)	(78,623)	181,605	14,857	–	–	–	–	(408,333)	(155,474)
Prior Year End Fair Value of Awards that were Forfeited in Current Year	–	–	–	–	–	–	–	–	(3,127,080)	(631,489)
Value of Dividends Paid on Awards	593,134	191,087	1,130,981	398,663	29,715	27,059	–	4,224	–	–
Total Equity Award Adjustments	(78)	245,319	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077	(3,535,413)	(786,963)
Compensation Actually Paid	2,254,556	1,353,086	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423	6,784,742	2,386,570

Non-PEO NEO Average Total Compensation Amount	$ 2,938,424	$ 3,756,403	$ 2,190,177	$ 3,473,533
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,353,086	5,873,256	2,314,423	2,386,570
Adjustment to Non-PEO NEO Compensation Footnote
(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of PSU and RSU awards reported in the Sum-mary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Singh, Viets and Russ for 2023, Messrs. Singh, Viets, Russ and Wichterich for 2022, Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021, and Messrs. Dell’Osso, Patterson, Webb and William M. Buergler for 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:
	2023		2022		2021				2020

Reconciliation of Compensation		Average for		Average for				Average for		Average for
	PEO-1	Other NEO’s	PEO-1	Other NEO’s	PEO-1	PEO-2	PEO-3	Other NEOs	PEO-3	Other NEOs
Actually Paid	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	7,404,561	2,938,424	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177	10,620,155	3,473,533
Reported Value of Equity Awards	(5,149,927)	(1,830,657)	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)	(300,000)	(300,000)
Adjustments:
Year End Fair Value of Awards Granted in Current Year	3,765,177	1,338,419	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853	–	–
Change in Fair Value of Awards Granted in Prior Years	(4,150,649)	(1,205,564)	4,092,607	741,003	–	–	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	(207,740)	(78,623)	181,605	14,857	–	–	–	–	(408,333)	(155,474)
Prior Year End Fair Value of Awards that were Forfeited in Current Year	–	–	–	–	–	–	–	–	(3,127,080)	(631,489)
Value of Dividends Paid on Awards	593,134	191,087	1,130,981	398,663	29,715	27,059	–	4,224	–	–
Total Equity Award Adjustments	(78)	245,319	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077	(3,535,413)	(786,963)
Compensation Actually Paid	2,254,556	1,353,086	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423	6,784,742	2,386,570

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Free Cash Flow
Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group TSR
Total Shareholder Return Amount	$ 202	237	146
Peer Group Total Shareholder Return Amount	198	191	131
Net Income (Loss)	$ 2,419,000,000	$ 4,936,000,000	$ 6,328,000,000	$ (9,750,000,000)
Company Selected Measure Amount	551,000,000	2,302,000,000	1,053,000,000	22,000,000
PEO Name	Mr. Dell’Osso
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(f)	Free Cash Flow is a non-GAAP measure and is defined as net cash provided by (used in) operating activities (GAAP) less cash capital expenditures. See Appendix A — Reconciliation of Non-GAAP Financial Measures, beginning on page 78.

Mr. Dell’Osso [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,404,561	$ 8,227,940	$ 7,688,937
PEO Actually Paid Compensation Amount	2,254,556	15,943,728	7,949,767
Wichterich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,204,135
PEO Actually Paid Compensation Amount			2,745,943
Lawler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,108,735	10,620,155
PEO Actually Paid Compensation Amount			7,108,735	6,784,742
PEO | Mr. Dell’Osso [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,149,927)	(6,434,727)	(5,699,725)
PEO | Mr. Dell’Osso [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78)	14,150,515	5,960,555
PEO | Mr. Dell’Osso [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,765,177	8,745,322	5,930,840
PEO | Mr. Dell’Osso [Member] | Change In Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,150,649)	4,092,607
PEO | Mr. Dell’Osso [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,740)	181,605
PEO | Mr. Dell’Osso [Member] | Prior Year End Fair Value of Awards That Were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dell’Osso [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	593,134	1,130,981	29,715
PEO | Wichterich [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,389,459)
PEO | Wichterich [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,931,267
PEO | Wichterich [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,904,208
PEO | Wichterich [Member] | Change In Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wichterich [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wichterich [Member] | Prior Year End Fair Value of Awards That Were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wichterich [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,059
PEO | Lawler [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(300,000)
PEO | Lawler [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,535,413)
PEO | Lawler [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler [Member] | Change In Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(408,333)
PEO | Lawler [Member] | Prior Year End Fair Value of Awards That Were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,127,080)
PEO | Lawler [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,830,657)	(2,664,967)	(746,831)	(300,000)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,319	4,781,820	871,077	(786,963)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,338,419	3,627,297	866,853
Non-PEO NEO | Change In Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,205,564)	741,003
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,623)	14,857		(155,474)
Non-PEO NEO | Prior Year End Fair Value of Awards That Were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(631,489)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 191,087	$ 398,663	$ 4,224